COMMITMENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accrued the amounts	$ 753,475	$ 737,642	$ 759,948
Accrued balance of interest payable	240,712	188,686	149,481
Annual salary	$ 190,000	190,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Aggregate amount due		$ 0	$ 0
Interest rate		7.00%